27 Benefits offered to team members	12 Months Ended
Dec. 31, 2019
Benefits Offered To Team Members
Benefits offered to team members

27	Benefits offered to team members

27.1.	Short-term benefits

	2019	2018	2017

Health care	181,466	162,338	140,553
Private pension	90,687	84,525	67,008
Transport	67,761	64,714	58,825
Feeding	35,677	33,537	30,916
Life insurance	7,997	5,964
Training	26,261	27,463	18,285
Other	12,164	12,307	16,173
	422,013	390,848	331,760

Long-term incentive plan (“ILP Plan”)

On March 21, 2018, the Extraordinary Shareholders' Meeting approved the ILP Plan, which aims to align the interests of its participants with those of the Company’s shareholders and to encourage participants’ retention at the Company by offering eligible participants an opportunity to receive restricted shares in the Company by voluntarily investing own funds and holding such shares through the end of the three-year vesting period.

On March 13, 2019, the Board of Directors approved a new program, the “ILP Plan 2019,” in accordance with the terms and conditions of the ILP Plan, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired. The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2019, after the vesting period and subject to compliance with all necessary requirements, is approximately 573,000 shares. The program’s grant date is March 19, 2019. The shares to be delivered by the Company to participants of the ILP Program 2018 are those currently held in treasury or acquired through repurchase programs, and in the event said shares cannot be delivered, the Company will pay participants in cash the amount corresponding to the shares, based on the quote on the stock exchange on the second business day immediately prior to the respective payment date.

The fair value of the Company’s matching contribution is calculated in accordance with the origin of the agreement. For eligible persons of the Braskem S.A., the fair value is based on the quoted price of the class “A” preferred shares (R$53.75). For eligible persons of subsidiaries abroad, the fair value is based on the quoted price of the American Depository Receipts - ADR (US$14.80) at December 31, 2019.

The fair value, net of taxes, recorded on equity at December 31, 2019, is R$13,573 (R$6,406 at December 31, 2018).

27.2.	Post-employment benefits

27.2.1.	Retirement plans and health plans

For each of the below plans, the Company engaged a specialized company to prepare an actuarial report for measuring its future obligations. The assumptions adopted comply in full with IAS 19.

(a)	Braskem America

The subsidiary Braskem America is the sponsor of Novamont, which is a defined benefit plan of the employees of the plant located in the State of West Virginia. On December 31, 2019, the plan had 38 active participants and 171 assisted participants (38 active participants and 172 assisted participants in 2018). Braskem America, due to the current financing level of the pension plan, was not required to contribute during 2019. Therefore, there were no contributions in 2019 (R$20,544 in 2018). During 2019 and 2018, there were no contributions from participants.

(b)	Braskem Alemanha (“Germany”)

The subsidiary Braskem Alemanha is the sponsor of the defined benefit plans and defined contribution plans of its employees. At December 31, 2019, the plan has 158 participants (152 in 2018) and no contributions were made by Braskem Alemanha in 2019 and 2018. The participants made no contributions in 2019 and 2018.

(c)	Braskem Holanda (“Netherlands”)

The subsidiary Braskem Holanda is the sponsor of the defined contribution plans of its employees. At December 31, 2019, the plan has 8 participants (6 in 2018) and no contributions were made by Braskem Holanda in 2019 and 2018. The participants made no contributions in 2019 and 2018.

(d)	Braskem Idesa

The subsidiary Braskem Idesa is the sponsor of defined benefit plan for its team members. On December 31, 2019, the plan was composed of 823 active participants (821 in 2018). The contributions Braskem Idesa made in the year amounted to R$2,056 (R$2,343 in 2018). During 2019 and 2018, there were no contributions from participants.

(e)	Health plan

According to Brazilian laws, the type of health plan offered by the Company, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (company’s part + participant’s part).

(i)	Amounts in balance sheet

	2019	2018
Defined benefit
Novamont Braskem America	80,593	68,904
Braskem Idesa	11,408
Braskem Alemanha and Netherlands	153,564	114,705
	245,565	183,609
Health care
Bradesco saúde	224,852	90,679

Total obligations	470,417	274,288

Fair value of plan assets
Novamont Braskem America	(79,784)	(66,073)
Braskem Alemanha	(1,558)	(1,842)
	(81,342)	(67,915)

Consolidated net balance (non-current liabilities)	389,075	206,373

(ii)	Change in obligations

	2019	2018	2017

Balance at beginning of year	274,366	240,190	201,516
Health care	5,817	7,446	11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Benefits paid	(4,677)	(3,845)	(3,399)
Change plan	4,948	1,391
Actuarial losses (gain)	161,250	(3,713)	9,661
Exchange variation	5,684	22,149	11,881
Balance at the end of the year	470,417	274,366	240,190

(iii)	Change in fair value plan assets

	2019	2018	2017

Balance at beginning of year	67,993	46,415	39,380
Actual return on plan assets	14,329	(3,200)	5,115
Employer contributions	285	20,544	4,069
Benefits paid	(3,966)	(3,712)	(2,915)
Exchange variation	2,701	7,868	766
Balance at the end of the year	81,342	67,915	46,415

(iv)	Amounts recognized in profit and loss

	2019	2018	2017

Health care	5,817	7,446	11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Actuarial losses		2,077	6,041
	28,846	20,271	26,572

Actuarial assumptions

	(%)
	2019					2018				2017
	Health	United				Health	United			Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	3.60	3.35	7.25	2.00	2.00	5.03	4.45	2.00	2.00	5.45	3.70	2.00	2.00
Inflation rate	4.00	n/a	4.00	2.00	2.00	4.50	n/a	2.00	2.00	4.50	n/a	n/a	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	3.00	3.00	n/a	n/a	2.50	2.50
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	15.32	n/a	n/a	n/a	n/a	19.66	n/a	n/a	n/a	18.84	n/a	n/a	n/a

(v)	Fair value of assets hierarchy

On December 31, 2019, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(vi)	Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.5%	0.5%	27,923	8,999	1,040	15,037	766	(34,866)	(11,012)	(1,246)	(16,701)	(852)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	9,033	460	n/a	n/a	n/a	(8,519)	(434)
Rate of increase in future pension plan	1%	n/a	n/a	0.25%	0.25%	(5,559)	n/a	n/a	4,452	227	5,559	n/a	n/a	(4,320)	(220)
Life expectancy	1%	n/a	n/a	1 year	1 year	42,480	n/a	n/a	3,819	195	(33,494)	n/a	n/a	(3,986)	(203)
Mortality rate	n/a	10%	n/a	n/a	n/a	n/a	2,554	n/a	n/a	n/a	n/a	(2,814)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	739	157	(967)	(41)
Life expectancy										1.0%	1.0%	614	3,290	(511)	(2,594)
Rate of increase in future pension plan										1.0%	1.0%	116	430	(116)	(430)

27.2.2.	Retirement plan - defined contribution

The Braskem S.A. and the subsidiaries in Brazil sponsor a defined contribution plan for its team members managed by Vexty, a private pension plan entity. Vexty offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

At December 31, 2019, the number of active participants in Vexty totals 5,550 (5,725 in 2018) and the contributions made by the sponsors in the year amount to R$49,866 (R$50,610 in 2018) and the contributions made by the participants amounted to R$72,970 (R$69,058 in 2018).